Share-based Compensation (Details) - $ / shares					1 Months Ended	12 Months Ended
	Apr. 01, 2021	Mar. 27, 2019	Apr. 01, 2018	Mar. 31, 2018	Jan. 31, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2014
Share-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,147,000	1,048,000	2,665,000
Exercise price						$ 0.1	$ 0.1	$ 0.1
2014 Incentive Plan
Share-based Compensation
Number of shares authorized to issue									3,200,000
Vesting period					4 years
Expiration period			10 years	4 years	4 years
2014 Incentive Plan | Maximum
Share-based Compensation
Number of shares authorized to issue					5,117,613
Second Amended 2018 Plan
Share-based Compensation
Number of shares authorized to issue		7,700,000
Threshold of increase in outstanding share capital (as a percent)		2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,147,101		2,665,028
Vesting period								4 years
Exercise price						$ 0.1		$ 0.1
Vesting percentage in first year								25.00%
Remaining vesting percentage in next years								75.00%
Second Amended 2018 Plan | Maximum
Share-based Compensation
Threshold of increase in outstanding share capital (as a percent)		10.00%
2018 Plan
Share-based Compensation
Number of shares authorized to issue			7,111,447
Plan 2021
Share-based Compensation
Number of shares authorized to issue							1,047,828
Exercise price							$ 0.1
Ordinary shares issued (in shares)	1,734,760
Percentage of total number of shares issued and outstanding	2.00%
Options granted						50.00%
Plan 2021 | Modification A
Share-based Compensation
Unvested options						50.00%
Plan 2021 | Modification B
Share-based Compensation
Unvested options						50.00%